Note 5 - Segment Reporting	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
5.	SEGMENT REPORTING

(a)	Reportable segments - Years ended:

	Brazil			CAC (i)			Latin America - south (ii)			Canada			Consolidated
	2020	2019 (iii)	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019 (iii)	2018

Net sales	30,196.5	28,129.9	26,814.2	7,319.3	6,757.9	5,813.9	11,560.8	10,028.7	10,753.9	9,302.4	7,088.6	6,849.3	58,379.0	52,005.1	50,231.3
Cost of sales	(14,112.9)	(12,096.3)	(10,014.8)	(3,307.5)	(2,934.1)	(2,559.1)	(5,937.4)	(3,998.0)	(4,261.7)	(3,708.3)	(2,649.8)	(2,413.8)	(27,066.1)	(21,678.2)	(19,249.4)
Gross profit	16,083.6	16,033.6	16,799.4	4,011.8	3,823.8	3,254.8	5,623.4	6,030.7	6,492.2	5,594.1	4,438.8	4,435.5	31,312.9	30,326.9	30,981.9
Distribution expenses	(4,241.9)	(3,814.1)	(3,641.4)	(751.5)	(684.3)	(627.1)	(1,492.8)	(1,092.0)	(1,055.0)	(1,758.8)	(1,361.0)	(1,283.7)	(8,245.0)	(6,951.4)	(6,607.2)
Sales and marketing expenses	(3,444.1)	(3,124.8)	(3,076.5)	(542.4)	(553.0)	(561.5)	(1,165.6)	(1,019.7)	(1,113.2)	(1,222.5)	(998.6)	(970.1)	(6,374.6)	(5,696.1)	(5,721.3)
Administrative expenses	(1,629.6)	(1,646.8)	(1,409.5)	(305.0)	(256.7)	(282.3)	(574.9)	(428.8)	(412.2)	(439.0)	(347.7)	(259.4)	(2,948.5)	(2,680.0)	(2,363.4)
Other operating income/(expenses)	2,887.2	1,421.0	965.0	(23.5)	85.8	20.0	(159.9)	(18.0)	(24.6)	(24.4)	(16.1)	(13.1)	2,679.4	1,472.7	947.3
Exceptional items	(173.8)	(328.2)	(43.7)	(70.5)	(17.1)	62.4	(145.7)	(51.9)	(88.3)	(62.0)	-	(16.8)	(452.0)	(397.2)	(86.4)
Income from operations (EBIT)	9,481.4	8,540.7	9,593.3	2,318.9	2,398.5	1,866.3	2,084.5	3,420.3	3,798.9	2,087.4	1,715.4	1,892.4	15,972.2	16,074.9	17,150.9
Net finance costs	(663.9)	(1,381.9)	(2,353.1)	9.8	(110.1)	(58.0)	(1,731.4)	(1,543.2)	(1,434.3)	(49.0)	(74.3)	(184.9)	(2,434.5)	(3,109.5)	(4,030.3)
Share of results of joint ventures	(7.2)	(5.6)	(6.2)	(4.9)	(2.2)	3.9	-	-	-	(31.2)	(14.5)	3.3	(43.3)	(22.3)	1.0
Income before income tax	8,810.3	7,153.2	7,234.0	2,323.8	2,286.2	1,812.2	353.1	1,877.1	2,364.6	2,007.2	1,626.6	1,710.8	13,494.4	12,943.1	13,121.6
Income tax expense	(203.1)	807.7	188.9	(713.2)	(642.7)	(473.0)	(118.4)	(272.3)	(866.8)	(727.8)	(647.4)	(623.0)	(1,762.5)	(754.7)	(1,773.9)
Net income	8,607.2	7,960.9	7,422.9	1,610.6	1,643.5	1,339.2	234.7	1,604.8	1,497.8	1,279.4	979.2	1,087.8	11,731.9	12,188.4	11,347.7

Normalized EBITDA	12,569.7	11,737.9	12,295.3	3,070.4	2,961.9	2,299.0	3,328.3	4,389.8	4,909.1	2,623.0	2,057.6	2,182.3	21,591.4	21,147.2	21,685.7
Exceptional items	(173.8)	(328.2)	(43.7)	(70.5)	(17.1)	62.4	(145.7)	(51.9)	(88.3)	(62.0)	-	(16.8)	(452.0)	(397.2)	(86.4)
Depreciation. amortization and impairment	(2,914.5)	(2,869.0)	(2,658.3)	(681.0)	(546.3)	(495.1)	(1,098.1)	(917.6)	(1,021.9)	(473.6)	(342.2)	(273.1)	(5,167.2)	(4,675.1)	(4,448.4)
Net finance cost	(663.9)	(1,381.9)	(2,353.1)	9.8	(110.1)	(58.0)	(1,731.4)	(1,543.2)	(1,434.3)	(49.0)	(74.3)	(184.9)	(2,434.5)	(3,109.5)	(4,030.3)
Share of the results of joint ventures	(7.2)	(5.6)	(6.2)	(4.9)	(2.2)	3.9	-	-	-	(31.2)	(14.5)	3.3	(43.3)	(22.3)	1.0
Income tax expenses	(203.1)	807.7	188.9	(713.2)	(642.7)	(473.0)	(118.4)	(272.3)	(866.8)	(727.8)	(647.4)	(623.0)	(1,762.5)	(754.7)	(1,773.9)
Net income	8,607.2	7,960.9	7,422.9	1,610.6	1,643.5	1,339.2	234.7	1,604.8	1,497.8	1,279.4	979.2	1,087.8	11,731.9	12,188.4	11,347.7

Normalized EBITDA margin as a %	41.6%	41.7%	45.9%	41.9%	43.8%	39.5%	28.8%	43.8%	45.6%	28.2%	29.0%	31.9%	37.0%	40.7%	43.2%

Acquisition of property, plant and equipment	3,114.9	3,176.5	1,811.9	492.3	578.4	500.4	621.8	1,025.0	1,040.8	463.7	289.5	217.9	4,692.7	5,069.4	3,571.0

	Brazil			CAC (i)			Latin America - South (ii)			Canada			Consolidated
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Segment assets	48,970.2	44,161.9	41,478.6	13,521.4	11,393.3	11,270.2	17,211.2	14,454.0	14,472.0	16,487.9	12,035.0	11,066.0	96,190.7	82,044.2	78,286.8
Intersegment elimination													(2,187.6)	(2,286.2)	(2,246.5)
Non-segmented assets													31,193.2	21,984.9	19,674.0
Total assets													125,196.3	101,742.9	95,714.3

Segment liabilities	25,032.6	19,907.4	18,252.1	4,114.2	3,932.8	3,420.9	5,156.4	4,411.8	4,484.6	6,256.6	4,078.7	3,584.8	40,559.8	32,330.7	29,742.4
Intersegment elimination													(2,187.4)	(2,286.4)	(2,246.4)
Non-segmented liabilities													86,823.9	71,698.6	68,218.3
Total liabilities													125,196.3	101,742.9	95,714.3

(i) CAC: includes the Dominican Republic, Saint Vincent, Antigua, Dominica, Cuba, Guatemala, El Salvador, Nicaragua, Honduras, Barbados and Panama.

(ii) Latin America - South: includes operations in Argentina, Bolivia, Chile, Paraguay and Uruguay.

(iii)
2019
restated to reflect the change in accounting policy, as set out Note
3.

(b)	Additional information - by Business unit - Years ended:

	Brazil
	Beer			NAB			Total
	2020	2019 (i)	2018	2020	2019 (i)	2018	2020	2019 (i)	2018

Net sales	25,953.0	23,765.5	23,008.5	4,243.5	4,364.4	3,805.7	30,196.5	28,129.9	26,814.2
Cost of sales	(11,941.7)	(10,037.9)	(8,214.2)	(2,171.2)	(2,058.4)	(1,800.6)	(14,112.9)	(12,096.3)	(10,014.8)
Gross profit	14,011.3	13,727.6	14,794.3	2,072.3	2,306.0	2,005.1	16,083.6	16,033.6	16,799.4
Distribution expenses	(3,529.2)	(3,105.5)	(2,963.2)	(712.7)	(708.6)	(678.2)	(4,241.9)	(3,814.1)	(3,641.4)
Sales and marketing expenses	(3,008.9)	(2,721.0)	(2,894.1)	(435.2)	(403.8)	(182.4)	(3,444.1)	(3,124.8)	(3,076.5)
Administrative expenses	(1,395.1)	(1,426.0)	(1,193.1)	(234.5)	(220.8)	(216.4)	(1,629.6)	(1,646.8)	(1,409.5)
Other operating income/(expenses)	2,380.3	1,110.4	740.1	506.9	310.6	224.9	2,887.2	1,421.0	965.0
Exceptional items	(173.8)	(328.2)	(37.0)	-	-	(6.7)	(173.8)	(328.2)	(43.7)
Income from operations (EBIT)	8,284.6	7,257.3	8,447.0	1,196.8	1,283.4	1,146.3	9,481.4	8,540.7	9,593.3
Net finance costs (i)	(663.9)	(1,408.9)	(2,327.8)	-	27.0	(25.3)	(663.9)	(1,381.9)	(2,353.1)
Share of results of joint ventures	(7.2)	(5.6)	(6.2)	-	-	-	(7.2)	(5.6)	(6.2)
Income before income tax	7,613.5	5,842.8	6,113.0	1,196.8	1,310.4	1,121.0	8,810.3	7,153.2	7,234.0
Income tax expenses	(203.1)	807.7	188.9	-	-	-	(203.1)	807.7	188.9
Net income	7,410.4	6,650.5	6,301.9	1,196.8	1,310.4	1,121.0	8,607.2	7,960.9	7,422.9

Normalized EBITDA	11,011.8	10,100.8	10,800.7	1,557.9	1,637.1	1,494.6	12,569.7	11,737.9	12,295.3
Exceptional items	(173.8)	(328.2)	(37.0)	-	-	(6.7)	(173.8)	(328.2)	(43.7)
Depreciation, amortization and impairment	(2,553.4)	(2,515.3)	(2,316.7)	(361.1)	(353.7)	(341.6)	(2,914.5)	(2,869.0)	(2,658.3)
Net finance costs	(663.9)	(1,408.9)	(2,327.8)	-	27.0	(25.3)	(663.9)	(1,381.9)	(2,353.1)
Share of results of joint ventures	(7.2)	(5.6)	(6.2)	-	-	-	(7.2)	(5.6)	(6.2)
Income tax expenses	(203.1)	807.7	188.9	-	-	-	(203.1)	807.7	188.9
Net income	7,410.4	6,650.5	6,301.9	1,196.8	1,310.4	1,121.0	8,607.2	7,960.9	7,422.9

Normalized EBITDA margin as a %	42.4%	42.5%	46.9%	36.7%	37.5%	39.3%	41.6%	41.7%	45.9%

(i) Balance for
2019
restated to reflect the change in accounting policy, as Note
3.